CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Notes and Loans Payable	$ 972,990			$ 792,740		$ 369,767
Debt Instrument, Unamortized Discount	(498,385)			(198,863)		(136,829)
Notes Payable, Net of Discount	474,605			593,877		232,938
Debt Instrument, Face Amount	373,000			877,299		1,005,664
Debt Instrument Interest	59,992			55,255
Debt Issuance Costs, Net	2,750			25,900		30,935		$ 16,500
Total Conversion of Convertible Notes	435,742		$ 273,219,132	958,454		106,219,740
[custom:LossOnConversion]	(20,986)			488,073
Debt Conversion, Converted Instrument, Amount	$ 414,756		$ 390,174	$ 1,446,528		1,077,715		$ 866,299
Emunah Funding #4
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	24.00%	[1]		24.00%	[2]
Notes and Loans Payable	$ 2,990	[1]		$ 2,990	[1],[2]	2,990	[2]
Debt Instrument, Issuance Date	Oct. 20, 2018	[1]		Oct. 20, 2018	[2]
Debt Instrument, Maturity Date	Jul. 20, 2019	[1]		Jul. 20, 2019	[2]
FirstFire Global
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%	[1]		12.00%
Notes and Loans Payable	$ 57,000	[1]		$ 149,000	[1]
Debt Instrument, Issuance Date	Mar. 08, 2021			Mar. 08, 2021
Debt Instrument, Maturity Date	Mar. 08, 2022	[1]		Mar. 08, 2022
Fourth Man #11
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Notes and Loans Payable				$ 26,000
Debt Instrument, Issuance Date	Mar. 05, 2021			Mar. 05, 2021
Debt Instrument, Maturity Date	Mar. 05, 2022			Mar. 05, 2022
Fourth Man 12 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Notes and Loans Payable	$ 111,000			$ 111,000
Debt Instrument, Issuance Date	Sep. 27, 2021			Sep. 27, 2021
Debt Instrument, Maturity Date	Sep. 27, 2022			Sep. 27, 2022
Fourth Man 13 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Notes and Loans Payable	$ 140,000
Debt Instrument, Issuance Date	Jan. 01, 2022
Debt Instrument, Maturity Date	Jan. 10, 2023
Jefferson St Capital #2
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.00%	[1]		0.00%	[2]
Notes and Loans Payable	$ 5,000	[1]		$ 5,000	[1],[2]	5,000	[2]
Debt Instrument, Issuance Date	Mar. 05, 2019	[1]		Mar. 05, 2019	[2]
Debt Instrument, Maturity Date	Oct. 18, 2019	[1]		Oct. 18, 2019	[2]
Mast Hill Fund 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Notes and Loans Payable	$ 279,000
Debt Instrument, Issuance Date	Jan. 27, 2022
Debt Instrument, Maturity Date	Jan. 27, 2023
Mast Hill Fund 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Notes and Loans Payable	$ 63,000
Debt Instrument, Issuance Date	Mar. 03, 2022
Debt Instrument, Maturity Date	Mar. 03, 2023
Mammoth [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Notes and Loans Payable	$ 27,500
Debt Instrument, Issuance Date	Mar. 03, 2022
Debt Instrument, Maturity Date	Dec. 03, 2021
May Davis Partners [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Notes and Loans Payable	$ 27,500
Debt Instrument, Issuance Date	Mar. 14, 2022
Debt Instrument, Maturity Date	Dec. 14, 2022
Labrys Fund 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%			12.00%
Notes and Loans Payable				$ 140,000
Debt Instrument, Issuance Date	Jul. 28, 2021			Jul. 28, 2021
Debt Instrument, Maturity Date	Jul. 28, 2022			Jul. 28, 2022
Labrys Fund
Debt Instrument [Line Items]
Notes and Loans Payable				$ 140,000
Optempus Invest #4
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	[1]		10.00%	[2]
Notes and Loans Payable	$ 20,000	[1]		$ 20,000	[1],[2]	20,000	[2]
Debt Instrument, Issuance Date	Nov. 02, 2020	[1]		Nov. 02, 2020	[2]
Debt Instrument, Maturity Date	Nov. 02, 2021	[1]		Nov. 02, 2021	[2]
Optempus Invest #5
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	[1]		10.00%	[2]
Notes and Loans Payable	$ 20,000	[1]		$ 20,000	[2]	20,000	[2]
Debt Instrument, Issuance Date	Nov. 05, 2020	[1]		Nov. 05, 2020	[2]
Debt Instrument, Maturity Date	Nov. 05, 2021	[1]		Nov. 05, 2021	[2]
Optempus Invest #6
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	[1]		6.00%
Notes and Loans Payable	$ 20,000	[1]		$ 20,000		20,000
Debt Instrument, Issuance Date	Dec. 31, 2020	[1]		Dec. 31, 2020
Debt Instrument, Maturity Date	Dec. 31, 2021	[1]		Dec. 31, 2021
Power Up Lending 7 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes and Loans Payable				$ 78,750
Debt Instrument, Issuance Date	Jul. 09, 2021			Jul. 09, 2021
Debt Instrument, Maturity Date	Jul. 09, 2022			Jul. 09, 2022
Power Up Lending 8 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes and Loans Payable				$ 53,750
Debt Instrument, Issuance Date	Aug. 02, 2021			Aug. 02, 2021
Debt Instrument, Maturity Date	Aug. 02, 2022			Aug. 02, 2022
Power Up Lending 9 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes and Loans Payable				$ 78,750
Debt Instrument, Issuance Date	Aug. 24, 2021			Aug. 24, 2021
Debt Instrument, Maturity Date	Aug. 24, 2022			Aug. 24, 2022
Power Up Lending 10 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes and Loans Payable				$ 43,750
Debt Instrument, Issuance Date	Sep. 08, 2021			Sep. 08, 2021
Debt Instrument, Maturity Date	Sep. 08, 2022			Sep. 08, 2022
Power Up Lending 11 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Notes and Loans Payable	$ 43,750			$ 43,750
Debt Instrument, Issuance Date	Oct. 08, 2021			Oct. 08, 2021
Debt Instrument, Maturity Date	Oct. 08, 2022			Oct. 08, 2022
Sixth St Lending 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Notes and Loans Payable	$ 53,750
Debt Instrument, Issuance Date	Jan. 11, 2022
Debt Instrument, Maturity Date	Jan. 11, 2023
Sixth St Lending 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Notes and Loans Payable	$ 48,750
Debt Instrument, Issuance Date	Feb. 10, 2022
Debt Instrument, Maturity Date	Feb. 10, 2023
Sixth St Lending 3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Notes and Loans Payable	$ 53,750
Debt Instrument, Issuance Date	Mar. 21, 2022
Debt Instrument, Maturity Date	Mar. 21, 2023
First Fire 01032022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 51,500
Debt Instrument Interest
Debt Issuance Costs, Net	$ 1,000
Debt Instrument, Convertible, Conversion Price	$ 0.00500
Debt Conversion, Converted Instrument, Shares Issued	10,500,000
Fourth Man 1101042022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 26,000
Debt Instrument Interest	12,329
Debt Issuance Costs, Net	$ 1,750
Debt Instrument, Convertible, Conversion Price	$ 0.00436
Debt Conversion, Converted Instrument, Shares Issued	9,192,541
Power Up 701122022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 23,100
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00210
Debt Conversion, Converted Instrument, Shares Issued	11,000,000
First Fire 01132022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount
Debt Instrument Interest	36,000
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00300
Debt Conversion, Converted Instrument, Shares Issued	12,000,000
Power Up 701142022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 22,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00200
Debt Conversion, Converted Instrument, Shares Issued	11,000,000
First Fire 01212022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 40,500
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00300
Debt Conversion, Converted Instrument, Shares Issued	13,500,000
Power Up 702012022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 21,300
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00170
Debt Conversion, Converted Instrument, Shares Issued	12,529,412
Power Up 702032022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 12,350
Debt Instrument Interest	3,938
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00170
Debt Conversion, Converted Instrument, Shares Issued	9,580,882
Power Up 802142022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 27,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00160
Debt Conversion, Converted Instrument, Shares Issued	16,875,000
Power Up 8021420221 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 26,750
Debt Instrument Interest	1,600
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00160
Debt Conversion, Converted Instrument, Shares Issued	17,718,750
Power Up 902252022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 23,000
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00130
Debt Conversion, Converted Instrument, Shares Issued	17,692,308
Power Up 903012022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 21,200
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00120
Debt Conversion, Converted Instrument, Shares Issued	17,666,667
Power Up 903072022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 19,500
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00110
Debt Conversion, Converted Instrument, Shares Issued	17,727,273
Power Up 903112022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 15,050
Debt Instrument Interest	950
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00080
Debt Conversion, Converted Instrument, Shares Issued	20,000,000
Power Up 903162022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount
Debt Instrument Interest	2,988
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00067
Debt Conversion, Converted Instrument, Shares Issued	4,458,955
Power Up 1003172022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 13,400
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00064
Debt Conversion, Converted Instrument, Shares Issued	20,937,500
Power Up 1003212022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 13,400
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00064
Debt Conversion, Converted Instrument, Shares Issued	20,937,500
Power Up 1003222022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 13,400
Debt Instrument Interest
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00064
Debt Conversion, Converted Instrument, Shares Issued	20,937,500
Power Up 1003242022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 3,550
Debt Instrument Interest	2,188
Debt Issuance Costs, Net
Debt Instrument, Convertible, Conversion Price	$ 0.00064
Debt Conversion, Converted Instrument, Shares Issued	8,964,844
B H P Capital N Y 6 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Notes and Loans Payable						27,500
Debt Instrument, Issuance Date				May 30, 2019
Debt Instrument, Maturity Date				Feb. 29, 2020
B H P Capital N Y 7 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Notes and Loans Payable						37,950
Debt Instrument, Issuance Date				Jul. 22, 2019
Debt Instrument, Maturity Date				Jul. 22, 2020
B H P Capital N Y 9 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Notes and Loans Payable						11,075	[2]
Debt Instrument, Issuance Date				Dec. 20, 2019
Debt Instrument, Maturity Date				Dec. 20, 2020
Emunah Funding 8 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				24.00%
Notes and Loans Payable						33,652
Debt Instrument, Issuance Date				Jan. 31, 2019
Debt Instrument, Maturity Date				Jan. 31, 2020
Fourth Man 9 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Notes and Loans Payable						27,500
Debt Instrument, Issuance Date				Aug. 03, 2020
Debt Instrument, Maturity Date				Aug. 03, 2021
Fourth Man 10 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Notes and Loans Payable						33,000
Debt Instrument, Issuance Date				Dec. 15, 2020
Debt Instrument, Maturity Date				Dec. 15, 2021
Jefferson St Capital 6 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Notes and Loans Payable						27,500
Debt Instrument, Issuance Date				Jun. 21, 2019
Debt Instrument, Maturity Date				Mar. 21, 2020
Jefferson St Capital 7 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Notes and Loans Payable						38,500
Debt Instrument, Issuance Date				Aug. 20, 2019
Debt Instrument, Maturity Date				May 20, 2020
Jefferson St Capital 8 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Notes and Loans Payable						19,000
Debt Instrument, Issuance Date				Dec. 20, 2019
Debt Instrument, Maturity Date				Dec. 20, 2020
Power Up Lending 5 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Notes and Loans Payable						13,100
Debt Instrument, Issuance Date				Jun. 15, 2020
Debt Instrument, Maturity Date				Jun. 15, 2021
Power Up Lending 6 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Notes and Loans Payable						$ 33,000
Debt Instrument, Issuance Date				Jun. 24, 2020
Debt Instrument, Maturity Date				Jun. 24, 2021

[1]	As of March 31, 2022, the balance of notes payable that are in default is $124,990.
[2]	As of December, 2021, the balance of notes payable that are in default is $47,990.